Earnings per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings Per Share	Earnings per Share
Basic earnings per share amounts are calculated by dividing consolidated net income for the year attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the weighted average of own shares purchased in the period.
Diluted earnings per share amounts are calculated by dividing consolidated net income for the year attributable to equity holders of the parent by the weighted average number of shares outstanding during the period plus the weighted average number of shares for the effects of dilutive potential shares (originated by the Company’s commitment to capitalize 27.9 million KOF series L shares).
Earnings amounts per share type are as follows:

	2021
	Per series	Per series	Per series	Per series
	"A" shares	"D" shares	"B" shares	"L" shares
Consolidated net Income	Ps. 7,712	Ps. 4,536	Ps. 1,531	Ps. 2,552
Consolidated net income attributable to equity holders of the parent	7,418	4,363	1,473	2,454
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626
	2020
	Per series	Per series	Per series	Per series
	"A" shares	"D" shares	"B" shares	"L" shares
Consolidated net Income	Ps. 4,896	Ps. 2,880	Ps. 972	Ps. 1,620
Consolidated net income attributable to equity holders of the parent	4,868	2,863	966	1,610
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626
	2019
	Per series	Per series	Per series	Per series
	"A" shares	"D" shares	"B" shares	"L" shares
Consolidated net Income	Ps. 5,965	Ps. 3,508	Ps. 1,184	Ps. 1,973
Consolidated net income attributable to equity holders of the parent	5,715	3,360	1,135	1,891
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626